Daily Cash Accumulation Fund, Inc.                     1997 Semi-Annual Report

       Officers and Directors
       James C. Swain, Chairman and Chief
         Executive Officer
       Bridget A. Macaskill, Director and
         President
       Robert G. Avis, Director
       William A. Baker, Director
       Charles Conrad, Jr., Director
       Jon S. Fossel, Director
       Sam Freedman, Director
       Raymond J. Kalinowski, Director
       C. Howard Kast, Director                        Daily Cash
       Robert M. Kirchner, Director
       Ned M. Steel, Director                          Accumulation
       George C. Bowen, Vice President, Treasurer      Fund, Inc.
         and Assistant Secretary
       Andrew J. Donohue, Vice President and           June 30, 1997
         Secretary
       Dorothy G. Warmack, Vice President
       Carol E. Wolf, Vice President
       Arthur J. Zimmer, Vice President
       Robert J. Bishop, Assistant Treasurer
       Scott T. Farrar, Assistant Treasurer
       Robert G. Zack, Assistant Secretary

       Investment Adviser And Distributor
       Centennial Asset Management Corporation

       Transfer and Shareholder Servicing Agent
       Shareholder Services, Inc.

       Custodian of Portfolio Securities
       Citibank, N.A.

       Independent Auditors
       Deloitte & Touche LLP

       Legal Counsel
       Myer, Swanson, Adams & Wolf, P.C.

       The financial statements included
       herein have been taken from the
       records of the Fund without
       examination by the independent
       auditors.

       This is a copy of a report to
       shareholders of Daily Cash
       Accumulation Fund, Inc. This report
       must be preceded or accompanied by a
       Prospectus of Daily Cash Accumulation
       Fund, Inc. For material information
       concerning the Fund, see the
       Prospectus.

       For shareholder servicing call:
       1-800-525-9310 (in U.S.)
       303-768-3200 (outside U.S.)

       Or write:
       Shareholder Services, Inc.
       P.O. Box 5143
       Denver, CO 80217-5143

Dear Shareholder:

The job of a money market fund is to provide liquidity, safety of principal and a yield that keeps pace with inflation. During the six months ended June 30, 1997, your Daily Cash Accumulation Fund, Inc. achieved those objectives.

For the six months ended June 30, 1997, Daily Cash Accumulation Fund, Inc. had a compounded annualized yield of 5.05%. Without compounding, the corresponding yield was 4.93%. The seven-day annualized yields, with and without compounding, for the six months ended June 30, 1997 were 5.17% and 5.04%, respectively.1 It's important to remember that an investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1.00 share price in the future.

Our strategy is to invest in the securities that present minimal credit risk. Through our independent credit analysis, we are able to add value in the way of additional yield, by identifying and investing in securities that are improving credits. We may invest in securities that receive the second highest rating issued by one credit rating agency, but that security must also have been assigned the highest rating by at least two other ratings agencies. We invest in such a "split-rated" security only if it is, in our opinion, an improving credit and likely to be upgraded.

The U.S. economy is in the midst of one of its best periods in decades, with growth in 1997 reaching an annual rate of 4%, up from about 2% in 1995. Unemployment has fallen to its lowest level since the early 1970s. Meanwhile, inflation is dormant, despite the strengthening economy.

As a result, interest rates have remained under control. Although 30-year Treasury rates have risen above 7% several times during the past twelve months, yields on short-term securities, such as U.S. Treasury bills and money market securities, have hovered closer to 5%.

In comparison, the annual inflation rate is generally agreed to be about 2.5%.2 That means that the difference between money market yields and inflation is roughly 3 percentage points, twice the normal "spread." Considering their low level of risk and their traditional role as an alternative to cash, today's money market fund yields are quite attractive.

On March 25, 1997, the Federal Reserve Board raised short-term interest rates by 0.25%. Many market observers predicted the Fed's attempt to slow down the economy, since the Gross Domestic Product during the first quarter of 1997 was growing at a 5.8% annual rate. Although the March action came as no surprise, the next question was whether the Fed was going to raise interest rates further. However, the Fed often behaves unexpectedly. Many investors expected the Fed to raise interest rates another 0.25% at its May 20, 1997 meeting. Instead, the Fed left interest rates unchanged, satisfied that the economy was slowing down.

Rather than try to make such predictions, our strategy is to "ladder" the portfolio with some securities maturing in a few days, some maturing in a month, some maturing in two months and so on. With a relatively broad maturity spectrum, the portfolio is less affected by Fed moves up or down. At the same time, the portfolio is able to enjoy higher income typically available on longer-term money market securities.

Thank you for your confidence in Daily Cash Accumulation Fund, Inc. We look forward to helping you reach your investment goals in the future.


Sincerely,


/s/ James C. Swain
James C. Swain
Chairman
Daily Cash Accumulation Fund, Inc.




/s/ Bridget A. Macaskill
Bridget A. Macaskill
President
Daily Cash Accumulation Fund, Inc.


July 22, 1997


1. Compounded yields assume reinvestment of dividends. An "annualized" yield assumes that the actual six-month performance is replicated for a full year. Past performance does not guarantee future results.
2. Data: Labor Dept.

Statement of Investments June 30, 1997 (Unaudited)
Daily Cash Accumulation Fund, Inc.


                                                       Face             Value
                                                      Amount         See Note 1
                                                   ------------     ------------
Bankers' Acceptances-0.6%
BankBoston, N.A.:
 5.28%, 8/18/97...............................     $  7,000,000     $  6,950,720
 5.60%, 10/24/97..............................        5,000,000        4,910,555
Societe Generale, 5.64%, 10/15/97.............        8,000,000        7,867,147
                                                                    ------------
Total Bankers' Acceptances....................                        19,728,422
                                                                    ------------
Certificates of Deposit-3.6%
Domestic Certificates of Deposit-0.6%
LaSalle National Bank:
 5.46%, 7/1/97................................        5,000,000        5,000,000
 5.52%, 7/9/97................................        8,000,000        8,000,000
 5.53%, 7/2/97................................       10,000,000       10,000,000
                                                                    ------------
                                                                      23,000,000
                                                                    ------------
Yankee Certificates of Deposit-2.9%
ABN Amro Bank, N.V., 5.49%, 7/11/97...........       15,000,000       15,000,082
Deutsche Bank AG, 5.55%, 7/14/97..............       10,000,000       10,000,035
Societe Generale:
 5.68%, 8/21/97...............................        7,000,000        7,000,081
 5.68%, 8/21/97...............................       10,000,000        9,999,925
 5.72%, 10/21/97..............................       10,000,000        9,989,803
 5.75%, 12/23/97..............................       15,000,000       15,000,000
 5.75%, 12/23/97..............................       15,000,000       15,000,000
 5.75%, 8/8/97................................       10,000,000       10,000,000
 5.92%, 9/17/97...............................       10,000,000       10,006,032
                                                                    ------------
                                                                     101,995,958
                                                                    ------------
Total Certificates of Deposit.................                       124,995,958

Direct Bank Obligations-4.6%
Abbey National North America Corp.:
 5.275%, 8/21/97..............................       10,000,000        9,925,271
 5.39%, 7/11/97...............................       10,000,000        9,985,014
ABN Amro North America Finance, Inc.:
 5.28%, 7/23/97...............................       10,000,000        9,967,122
 5.37%, 7/11/97...............................       15,000,000       14,997,625
BankBoston, N.A.:
 5.53%, 7/11/97...............................       10,000,000       10,000,000
 5.69%, 8/29/97...............................       10,000,000       10,000,000
 5.69%, 9/8/97................................        5,000,000        5,000,000
Bankers Trust Co., New York:
 5.37%, 12/10/97(1)...........................        8,000,000        7,999,147

Daily Cash Accumulation Fund, Inc.


                                                                     Face             Value
                                                                    Amount         See Note 1
                                                                 -----------     --------------
Direct Bank Obligations (Continued)
Bankers Trust Co., New York: (Continued)
 5.60%, 11/26/97(1)...........................................   $10,000,000     $    9,997,210
 5.66%, 6/9/98(1).............................................     8,000,000          7,996,352
FCC National Bank, 5.60%, 5/8/98(1)...........................    10,000,000          9,996,668
Societe Generale North America, Inc.:
 5.39%, 7/14/97...............................................    15,000,000         14,970,804
 5.59%, 12/10/97..............................................     8,000,000          7,798,760
 5.60%, 9/8/97................................................    25,000,000         24,731,667
 5.61%, 9/2/97................................................    10,000,000          9,901,825
                                                                                 ---------------
Total Direct Bank Obligations.................................                      163,247,465
                                                                                 ---------------
Letters of Credit-6.3%
ABN Amro Bank, N.V., guaranteeing commercial paper of:
 Formosa Plastics Corp. USA-Series A:
  5.60%, 8/26/97..............................................    10,000,000          9,912,889
  5.60%, 9/22/97..............................................     5,000,000          4,935,444
  5.63%, 8/28/97..............................................    15,000,000         14,863,942
Bank of America NT & SA, guaranteeing commercial paper of:
 Hyundai Motor Finance Co., 5.38%, 7/7/97.....................     5,000,000          4,995,517
Bank One, Cleveland, guaranteeing commercial paper of:
 Capital One Funding Corp.-Series 1995F:
  5.63%, 7/13/97(1)(2)........................................    10,404,000         10,404,000
  5.63%, 7/13/97(1)(2)........................................     8,750,000          8,750,000
Barclays Bank PLC, guaranteeing commercial paper of:
 Banco Bradesco SA-Grand Cayman Branch:
  Series A, 5.65%, 12/1/97....................................     5,000,000          4,881,212
  Series A, 5.69%, 12/3/97....................................    13,000,000         12,681,518
  Series B, 5.62%, 12/3/97....................................     5,000,000          4,879,014
Barclays Bank PLC, guaranteeing commercial paper of:
 Banco Nacionale de Mexico SA-Series B, 5.63%, 7/1/97.........    10,000,000         10,000,000
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
 Galicia Funding Corp.-Series A:
  5.63%, 9/5/97(3)............................................    10,000,000          9,896,783
  5.65%, 12/5/97(3)...........................................    13,000,000         12,681,421
Credit Suisse, guaranteeing commercial paper of:
 CEMEX, S.A. de C.V.-Series A, 5.31%, 8/18/97.................     5,000,000          4,964,600
 CEMEX, S.A. de C.V.-Series B, 5.61%, 8/22/97.................    17,000,000         16,862,243
 CEMEX, S.A. de C.V.-Series B, 5.68%, 8/19/97.................     5,750,000          5,706,016
 COSCO (Cayman) Co., Ltd., 5.59%, 10/24/97....................     5,000,000          4,910,715
 Daewoo International Corp., 5.45%, 7/15/97...................     6,000,000          5,987,283
 Daewoo International Corp., 5.60%, 9/9/97....................    10,000,000          9,891,111

Daily Cash Accumulation Fund, Inc.


                                                                               Face             Value
                                                                              Amount         See Note 1
                                                                           -----------     --------------
Letters of Credit (Continued)
 Guangdon Enterprises Ltd., 5.67%, 8/19/97..............................   $ 5,000,000     $    4,961,412
 Minmetals Capitals & Securities, Inc., 5.61%, 8/12/97..................     5,000,000          4,967,275
 Pemex Capital, Inc.-Series A, 5.28%, 7/14/97...........................    25,000,000         24,952,388
 Pemex Capital, Inc.-Series B, 5.62%, 11/3/97...........................     5,000,000          4,902,431
Societe Generale, guaranteeing commercial paper of:
 Banco Nacionale de Comercio Exterior, SNC-Series A, 5.61%, 11/25/97         5,000,000          4,885,463
 Banco Nacionale de Comercio Exterior, SNC-Series B, 5.61%, 12/1/97.....    10,000,000          9,761,575
 Nacional Financiera SNC-Series A, 5.75%, 8/18/97.......................    10,000,000          9,923,333
                                                                                           --------------
Total Letters of Credit.................................................                      221,557,585
                                                                                           --------------
Short-Term Notes-80.3%
Automotive-1.4%
BMW US Capital Corp.:
 5.60%, 8/20/97.........................................................    20,000,000         19,844,444
 5.60%, 8/25/97.........................................................    10,000,000          9,914,444
 5.62%, 8/26/97.........................................................    10,425,000         10,333,862
 5.65%, 8/5/97..........................................................    10,000,000          9,945,069
                                                                                           --------------
                                                                                               50,037,819
                                                                                           --------------
Bank Holding Companies-2.2%
Bankers Trust New York Corp., 5.39%, 7/9/97.............................    25,000,000         24,970,056
Barnett Banks, Inc., 5.70%, 7/7/97......................................    15,000,000         14,985,750
CoreStates Capital Corp., 5.61%, 7/14/97(1).............................     5,000,000          5,000,000
Morgan (J.P.) & Co., Inc., 5.38%, 7/9/97................................    10,000,000          9,988,044
NationsBank Corp., 5.37%, 7/8/97........................................    16,000,000         15,983,293
Norwest Corp., 7.70%, 11/15/97..........................................     5,000,000          5,031,092
                                                                                           --------------
                                                                                               75,958,235
                                                                                           --------------
Beverages-0.3%
Coca-Cola Enterprises, Inc.:
 5.66%, 7/24/97(3)......................................................     5,000,000          4,981,919
 5.68%, 7/14/97(3)......................................................     5,000,000          4,989,744
                                                                                           --------------
                                                                                                9,971,663
                                                                                           --------------
Broker/Dealers-15.0%
Bear Stearns Cos., Inc.:
 5.42%, 10/16/97(1).....................................................     5,000,000          4,999,386
 5.43%, 4/21/98(1)......................................................     5,000,000          4,999,916
 5.44%, 5/22/98(1)......................................................     7,000,000          7,000,000
 5.60%, 8/20/97.........................................................    10,000,000          9,922,222
 5.61%, 8/27/97.........................................................    15,000,000         14,866,762
 5.61%, 8/28/97.........................................................    10,000,000          9,909,617

Daily Cash Accumulation Fund, Inc.


                                                    Face            Value
                                                   Amount         See Note 1
                                                 -----------     ------------
Broker/Dealers (Continued)
Bear Stearns Cos., Inc.: (Continued)
 5.61%, 9/22/97...............................   $ 7,000,000     $  6,909,461
 5.62%, 9/2/97................................    15,000,000       14,852,475
 5.62%, 9/4/97................................    10,000,000        9,898,528
 5.63%, 7/14/97...............................    16,000,000       15,967,471
 5.64%, 10/6/97...............................    15,000,000       14,772,050
 5.66%, 7/8/97................................    18,000,000       17,980,190
 5.677%, 2/9/98(1)............................     5,000,000        5,006,286
CS First Boston, Inc.:
 5.36%, 7/11/97...............................     5,000,000        4,992,556
 5.42%, 5/12/98(1)............................     5,000,000        5,000,000
 5.43%, 6/2/98(1).............................     5,000,000        5,000,000
 5.617%, 3/13/98(1)...........................     8,000,000        8,000,000
Goldman Sachs Group, L.P.:
 5.60%, 9/12/97...............................    15,000,000       14,829,667
 5.61%, 9/10/97...............................    15,000,000       14,834,037
 5.62%, 10/6/97...............................    10,000,000        9,848,572
 5.62%, 9/4/97................................    15,000,000       14,847,792
 Promissory Nts., 5.844%, 10/10/97(2).........     6,000,000        6,000,000
 Promissory Nts., 5.87%, 11/10/97(2)..........    10,000,000       10,000,000
 Promissory Nts., 5.88%, 12/12/97(2)..........    15,000,000       15,000,000
 Promissory Nts., 5.89%, 9/4/97(2)............    10,000,000       10,000,000
Lehman Brothers Holdings, Inc.:
 5.62%, 11/21/97..............................    10,000,000        9,776,761
 5.63%, 8/22/97...............................     5,000,000        4,959,339
 5.64%, 9/10/97...............................    20,000,000       19,777,533
 5.65%, 7/10/97...............................    10,000,000        9,985,875
 5.65%, 7/7/97................................    10,000,000        9,990,583
 5.677%, 2/3/98(1)............................    10,000,000       10,000,000
 5.771%, 6/18/98(1)...........................    10,000,000       10,030,510
Merrill Lynch & Co., Inc.:
 5.28%, 7/3/97................................     5,000,000        4,998,533
 5.36%, 7/2/97................................    10,000,000        9,998,511
 5.40%, 7/9/97................................     5,000,000        4,994,000
 5.58%, 10/29/97..............................    20,000,000       19,628,000
 5.58%, 12/15/97..............................     9,000,000        8,767,035
 5.60%, 8/29/97...............................     5,000,000        4,954,111
 5.63%, 7/14/97...............................    28,000,000       27,943,074
 5.648%, 1/8/98(1)............................    15,000,000       14,998,469
 5.65%, 7/10/97...............................    10,000,000        9,985,875
 5.68%, 10/24/97(1)...........................    10,000,000        9,999,370
 5.68%, 3/18/98(1)............................     5,000,000        4,999,304

Daily Cash Accumulation Fund, Inc.


                                                                            Face             Value
                                                                           Amount         See Note 1
                                                                        -----------     --------------
Broker/Dealers (Continued)
 5.68%, 7/16/97......................................................   $20,000,000     $   19,952,667
 5.685%, 5/26/98(1)..................................................     8,000,000          7,998,927
 5.70%, 8/12/97......................................................     5,000,000          4,966,750
 5.75%, 12/19/97(1)..................................................    15,000,000         14,999,774
 Morgan Stanley, Dean Witter, Discover & Co., 5.50%, 3/24/98.........    28,900,000         28,900,000
                                                                                        --------------
                                                                                           528,041,989
                                                                                        --------------
Chemicals-0.2%
Henkel Corp., 5.61%, 9/11/97(3)......................................     6,185,000          6,115,604
                                                                                        --------------
Commercial Finance-16.9%
CIT Group Holdings, Inc.:
 5.58%, 11/20/97(1)..................................................    15,000,000         14,995,578
 5.60%, 5/22/98(1)...................................................    15,000,000         14,990,973
 5.60%, 8/26/97......................................................    10,000,000          9,912,889
 5.625%, 9/17/97(1)..................................................    20,000,000         19,996,901
 5.63%, 7/17/97......................................................    10,000,000          9,974,978
 5.764%, 3/11/98(1)..................................................    38,500,000         38,500,000
Countrywide Home Loans:
 5.57%, 7/1/97.......................................................    15,000,000         15,000,000
 5.57%, 7/9/97.......................................................    32,000,000         31,960,391
 5.59%, 9/18/97......................................................    20,000,000         19,754,661
 5.61%, 8/27/97......................................................    10,000,000          9,911,175
 5.62%, 8/14/97......................................................    10,000,000          9,931,311
 5.62%, 8/26/97......................................................    75,000,000         74,343,556
FINOVA Capital Corp.:
 5.30%, 7/14/97......................................................     5,000,000          4,990,431
 5.40%, 7/1/97.......................................................    10,000,000         10,000,000
 5.40%, 7/21/97......................................................     5,000,000          4,985,000
 5.43%, 7/10/97......................................................     5,000,000          4,993,212
 5.44%, 7/7/97.......................................................    10,000,000          9,990,775
 5.47%, 7/11/97......................................................    10,000,000          9,984,806
 5.47%, 7/16/97......................................................     5,000,000          4,988,604
 5.61%, 10/30/97.....................................................    15,000,000         14,717,162
 5.61%, 11/21/97.....................................................     8,000,000          7,821,727
 5.61%, 11/7/97......................................................     5,000,000          4,899,487
 5.62%, 11/10/97.....................................................     5,000,000          4,896,967
 5.63%, 12/4/97......................................................    15,000,000         14,634,050
 5.63%, 8/21/97......................................................    10,000,000          9,920,242
 5.64%, 11/14/97.....................................................    13,000,000         12,723,013
 5.64%, 9/8/97.......................................................    10,000,000          9,891,900
 5.65%, 9/19/97......................................................    15,000,000         14,811,667
 5.69%, 12/11/97.....................................................    20,000,000         19,484,739

Daily Cash Accumulation Fund, Inc.


                                                                 Face            Value
                                                                Amount         See Note 1
                                                             -----------     ------------
Commercial Finance (Continued)
Heller Financial, Inc.:
 5.71%, 10/1/97(1)    ....................................   $20,000,000     $ 19,998,992
 5.71%, 10/10/97(1)   ....................................    13,000,000       12,999,281
 5.72%, 8/27/97    .......................................    15,000,000       14,864,150
 5.73%, 9/9/97  ..........................................    15,000,000       14,832,875
 5.74%, 11/13/97   .......................................    15,000,000       14,677,125
 5.75%, 12/15/97   .......................................     9,000,000        8,759,938
 5.75%, 7/16/97    .......................................    10,000,000        9,976,042
 5.75%, 9/4/97  ..........................................    10,000,000        9,896,181
 5.75%, 9/8/97  ..........................................     7,000,000        6,922,854
 5.80%, 10/9/97    .......................................    20,000,000       19,677,778
 5.80%, 12/22/97   .......................................    15,000,000       14,579,500
 5.831%, 12/18/97(1)  ....................................    15,000,000       15,000,000
                                                                             ------------
                                                                              595,190,911
                                                                             ------------
Computer Software-0.6%
First Data Corp.:
 5.58%, 12/16/97   .......................................    15,000,000       14,609,400
 5.605%, 1/27/98   .......................................     8,000,000        7,738,433
                                                                             ------------
                                                                               22,347,833
                                                                             ------------
Conglomerates-0.5%
Mitsubishi International Corp.:
 5.60%, 9/15/97    .......................................     9,800,000        9,684,142
 5.61%, 8/20/97    .......................................    10,000,000        9,922,083
                                                                             ------------
                                                                               19,606,225
                                                                             ------------
Consumer Finance-1.9%
Island Finance Puerto Rico, Inc.:
 5.60%, 9/10/97    .......................................     6,000,000        5,933,733
 5.61%, 8/25/97    .......................................    10,000,000        9,914,292
 5.61%, 8/29/97    .......................................     8,000,000        7,926,447
Sears Roebuck Acceptance Corp.:
 5.60%, 8/25/97    .......................................    10,000,000        9,914,444
 6.20%, 7/1/97  ..........................................    31,800,000       31,800,000
                                                                             ------------
                                                                               65,488,916
                                                                             ------------
Diversified Financial-7.0%
Associates Corp. of North America, 5.65%, 7/14/97   ......    15,000,000       14,969,396
Ford Motor Credit Corp., 5.57%, 11/20/97   ...............    30,000,000       29,340,883
General Electric Capital Corp.:
 5.37%, 7/10/97    .......................................    10,000,000        9,986,575
 5.40%, 7/8/97  ..........................................    10,000,000        9,989,500
 5.57%, 11/28/97   .......................................    25,000,000       24,419,792

Daily Cash Accumulation Fund, Inc.


                                                                 Face           Value
                                                                Amount        See Note 1
                                                             -----------     ------------
Diversified Financial (Continued)
 5.59%, 9/15/97...........................................   $25,000,000     $ 24,704,972
 5.75%, 7/2/97............................................    25,000,000       24,996,007
General Electric Capital Services, 5.36%, 7/16/97.........     7,000,000        6,984,367
General Motors Acceptance Corp.:
 5.31%, 8/6/97............................................    31,000,000       30,835,150
 5.41%, 7/15/97...........................................     8,000,000        7,983,169
 5.45%, 7/14/97...........................................     7,000,000        6,986,224
 5.61%, 12/22/97..........................................     7,000,000        6,810,195
 5.73%, 11/18/97..........................................    15,000,000       14,665,750
 5.73%, 11/24/97..........................................     8,000,000        7,814,093
 5.75%, 4/21/98(1)........................................    15,000,000       14,993,808
Prudential Funding Corp., 5.685%, 5/5/98(1)...............    10,000,000        9,997,964
                                                                             ------------
                                                                              245,477,845
                                                                             ------------
Electronics-2.6%
Avnet, Inc.:
 5.55%, 8/6/97............................................    10,000,000        9,943,400
 5.67%, 7/14/97...........................................    10,000,000        9,979,525
Mitsubishi Electric Finance America, Inc.:
 5.63%, 8/20/97...........................................    10,000,000        9,921,806
 5.63%, 9/3/97(3).........................................    35,000,000       34,649,689
 5.65%, 8/27/97(3)........................................     7,000,000        6,937,379
 5.66%, 8/6/97(3).........................................    13,825,000       13,746,624
 5.67%, 7/23/97(3)........................................     5,000,000        4,982,675
                                                                             ------------
                                                                               90,161,098
                                                                             ------------
Healthcare/Supplies & Services-1.3%
American Home Products Corp.:
 5.62%, 9/8/97(3).........................................    25,000,000       24,730,708
 5.63%, 7/14/97(3)........................................     9,871,000        9,850,932
 5.63%, 9/3/97(3).........................................    10,000,000        9,899,911
                                                                             ------------
                                                                               44,481,551
                                                                             ------------
Industrial Services-0.5%
Atlas Copco AB, 5.625%, 8/25/97(3)........................     5,000,000        4,957,031
PHH Corp.:
 5.658%, 1/27/98(1).......................................     5,000,000        4,999,091
 5.698%, 1/15/98(1).......................................     8,000,000        7,999,577
                                                                             ------------
                                                                               17,955,699
                                                                             ------------

Daily Cash Accumulation Fund, Inc.


                                                                        Face           Value
                                                                       Amount        See Note 1
                                                                    -----------     ------------
Insurance-8.7%
Allstate Life Insurance Co., 5.691%, 7/1/97(1)...................   $10,000,000     $ 10,000,000
General American Life Insurance Co., 5.89%, 7/1/97(1)............    30,000,000       30,000,000
Jackson National Life Insurance Co.:
 5.71%, 3/1/98(1)................................................    30,000,000       30,000,000
 5.711%, 8/1/98(1)...............................................    15,000,000       15,000,000
Pacific Mutual Life Insurance Co., 5.756%, 7/21/97(1)(2).........    30,000,000       30,000,000
Protective Life Insurance Co.:
 5.751%, 4/1/98(1)...............................................    10,000,000       10,000,000
 5.841%, 7/21/97(1)(2)...........................................    20,000,000       20,000,000
 5.773%, 1/31/00(1)..............................................    60,000,000       60,000,000
TransAmerica Life Insurance & Annuity Co.:
 5.687%, 5/15/98(1)..............................................    10,000,000       10,000,000
 5.691%, 10/15/97(1).............................................    25,000,000       25,000,000
 5.691%, 8/7/97(1)...............................................    25,000,000       25,000,000
 5.691%, 9/30/97(1)..............................................    20,000,000       20,000,000
TransAmerica Occidental Corp., 5.691%, 9/29/97(1)................    20,000,000       20,000,000
                                                                                    ------------
                                                                                     305,000,000
                                                                                    ------------
Leasing & Factoring-1.9%
American Honda Finance Corp.:
 5.62%, 7/31/97..................................................    25,000,000       24,882,917
 5.65%, 8/4/97...................................................    10,000,000        9,946,639
 5.812%, 6/16/98(1)..............................................     5,000,000        5,000,000
International Lease Finance Corp.:
 5.27%, 7/17/97..................................................     8,000,000        7,981,262
 5.27%, 7/21/97..................................................    10,000,000        9,970,722
The Hertz Corp., 5.60%, 9/2/97...................................     8,000,000        7,921,600
                                                                                    ------------
                                                                                      65,703,140
                                                                                    ------------
Manufacturing-0.1%
Rexam PLC, 5.67%, 8/12/97(3).....................................     2,535,000        2,518,231
                                                                                    ------------
Metals/Mining-0.4%
RTZ America, Inc.:
 5.57%, 12/22/97(3)..............................................     5,500,000        5,351,931
 5.58%, 12/19/97(3)..............................................     8,000,000        7,787,960
                                                                                    ------------
                                                                                      13,139,891
                                                                                    ------------

Daily Cash Accumulation Fund, Inc.


                                                                                   Face            Value
                                                                                  Amount         See Note 1
                                                                                -----------     ------------
Nondurable Household Goods-1.0%
Avon Capital Corp.:
 5.63%, 9/8/97(3)............................................................   $ 8,000,000     $  7,913,673
 5.64%, 8/28/97(3)...........................................................    23,000,000       22,791,007
Newell Co., 5.60%, 10/17/97(3)...............................................     5,000,000        4,916,000
                                                                                                ------------
                                                                                                  35,620,680
                                                                                                ------------
Oil-Integrated-0.4%
Repsol International Finance BV, 5.35%, 7/1/97...............................    15,000,000       15,000,000
                                                                                                ------------
Savings & Loans-1.7%
First Bank FSB, 5.658%, 8/29/97(1)...........................................     7,000,000        6,999,889
Great Western Bank FSB:
 5.61%, 9/17/97..............................................................     7,000,000        6,914,915
 5.62%, 8/27/97..............................................................    35,000,000       34,688,954
 5.62%, 9/11/97..............................................................    10,000,000        9,887,800
                                                                                                ------------
                                                                                                  58,491,558
                                                                                                ------------
Special Purpose Financial-15.1%
Asset Backed Capital Finance, Inc.:
 5.60%, 11/17/97(3)..........................................................     4,000,000        3,913,511
 5.65%, 7/8/97(3)............................................................    17,400,000       17,380,884
 5.66%, 3/16/98(1)(2)........................................................     5,000,000        4,998,416
 5.67%, 12/1/97(3)...........................................................    23,200,000       22,640,938
 5.687%, 12/15/97(1)(2)......................................................    15,000,000       14,997,563
Asset Backed Securities Investment Trust-Series 1997A, 5.738% 2/16/98(1)(2)      15,000,000       14,999,063
Asset Securitization Cooperative Corp.:
 5.63%, 8/4/97(3)............................................................    10,000,000        9,946,828
 5.64%, 7/7/97(3)............................................................    55,000,000       54,948,300
Beta Finance, Inc.:
 5.61%, 9/5/97(3)............................................................     9,000,000        8,907,435
 5.62%, 9/26/97(3)...........................................................    12,000,000       11,837,020
 5.62%, 9/8/97(3)............................................................     8,000,000        7,913,827
Corporate Asset Funding Co., Inc.:
 5.60%, 12/12/97(3)..........................................................    18,000,000       17,540,800
 5.60%, 8/25/97(3)...........................................................    15,000,000       14,871,667
CXC, Inc.:
 5.59%, 9/8/97(3)............................................................    15,000,000       14,839,288
 5.62%, 11/17/97(3)..........................................................     5,000,000        4,891,503
 5.62%, 7/3/97(3)............................................................    10,000,000        9,996,878
 5.62%, 8/15/97(3)...........................................................     7,000,000        6,950,825
 5.62%, 9/3/97(3)............................................................    20,000,000       19,800,178
 5.63%, 7/9/97(3)............................................................    10,000,000        9,987,489

Daily Cash Accumulation Fund, Inc.


                                                                   Face            Value
                                                                  Amount         See Note 1
                                                               -----------     -------------
Special Purpose Financial (Continued)
Enterprise Funding Corp.:
 5.61%, 8/11/97(3)..........................................   $10,000,000     $   9,936,108
 5.64%, 8/28/97(3)..........................................    20,097,000        19,914,385
 5.65%, 12/10/97(3).........................................    10,000,000         9,745,750
 5.65%, 7/16/97(3)..........................................     8,000,000         7,981,167
Falcon Asset Securitization Corp.:
 5.60%, 7/28/97(3)..........................................    38,400,000        38,238,720
 5.67%, 8/18/97(3)..........................................    10,800,000        10,718,352
New Center Asset Trust, 5.27%, 7/28/97......................    20,000,000        19,920,950
Preferred Receivables Funding Corp.:
 5.40%, 7/10/97.............................................     5,375,000         5,367,744
 5.62%, 8/28/97.............................................    10,350,000        10,256,287
RACERS:
 Series 1996-MM-12-3, 5.687%, 12/15/97(1)(2)................    15,000,000        15,000,000
 Series 1997-MM-1-1, 5.687%, 1/15/98(1)(2)..................    12,000,000        11,997,414
Sigma Finance, Inc.:
 5.60%, 10/15/97(3).........................................    13,000,000        12,785,644
 5.60%, 12/4/97(3)..........................................     3,000,000         2,927,200
 5.61%, 8/27/97(3)..........................................     6,500,000         6,442,264
 5.62%, 9/10/97(3)..........................................    15,000,000        14,833,742
 5.64%, 8/28/97(3)..........................................    10,000,000         9,909,133
 5.68%, 7/25/97(3)..........................................    13,000,000        12,950,773
 5.69%, 11/26/97(3).........................................     5,000,000         4,883,039
 5.70%, 8/19/97(3)..........................................    10,000,000         9,922,417
SMM Trust 1996-B, 5.738%, 8/4/97(1)(2)......................    10,000,000        10,000,000
SMM Trust 1997-I, 5.687%, 5/29/98(1)(2).....................    10,000,000        10,000,000
TIERS Series DCMT 1996-A, 5.717%, 10/15/97(1)(2)............     5,000,000         5,000,000
                                                                               -------------
                                                                                 530,093,502
                                                                               -------------
Specialty Retailing-0.6%
St. Michael Finance Ltd., 5.61%, 9/11/97....................    22,000,000        21,753,160
                                                                               -------------
Total Short-Term Notes......................................                   2,818,155,550
                                                                               -------------
U.S. Government Obligations-1.3%
Federal Home Loan Bank, 5.67%, 8/1/97(1)....................    34,000,000        33,997,453
Student Loan Marketing Assn., 5.82%, 1/23/98................    10,000,000         9,999,153
                                                                               -------------
Total U.S. Government Obligations (Cost $43,996,606)........                      43,996,606
                                                                               -------------

Daily Cash Accumulation Fund, Inc.


                                                                            Face              Value
                                                                           Amount           See Note 1
                                                                        ------------      --------------
Foreign Government Obligations-0.9%
Bayerische Landesbank Girozentrale, 5.80%, 7/29/97(1)...............    $ 15,000,000      $   15,000,000
Swedish Export Credit Corp., 5.36%, 7/9/97..........................      15,000,000          14,982,133
                                                                                          --------------
Total Foreign Government Obligations................................                          29,982,133
                                                                                          --------------
Municipal Bonds and Notes-0.1%
Virginia Housing Development Authority Series 1997-A-STEM 11, 5.85%,
 12/30/97...........................................................       5,000,000           4,998,647
                                                                                          --------------
Total Investments, at Value.........................................            97.6%      3,426,662,366
Other Assets Net of Liabilities.....................................             2.4          84,564,549
                                                                        ------------      --------------
Net Assets..........................................................           100.0%     $3,511,226,915
                                                                        ============      ==============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1997. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
2. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $197,146,456, or 5.61% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.
3. Restricted securities, including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $607,255,287, or 17.29% of the Fund's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.


See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities June 30, 1997 (Unaudited)
Daily Cash Accumulation Fund, Inc.


ASSETS:
Investments, at value-see accompanying statement.............................   $3,426,662,366
Cash.........................................................................          422,403
Receivables:
 Shares of capital stock sold................................................      109,823,219
 Interest....................................................................        9,973,808
 Other.......................................................................          362,050
                                                                                --------------
  Total assets...............................................................    3,547,243,846
                                                                                --------------
LIABILITIES:
Payables and other liabilities:
 Shares of capital stock redeemed............................................       29,590,330
 Dividends...................................................................        5,237,092
 Transfer and shareholder servicing agent fees...............................          534,261
 Service plan fees...........................................................          206,544
 Other.......................................................................          448,704
                                                                                --------------
  Total liabilities..........................................................       36,016,931
                                                                                --------------
NET ASSETS...................................................................   $3,511,226,915
                                                                                ==============
COMPOSITION OF NET ASSETS:
Par value of shares of capital stock.........................................   $  351,106,706
Additional paid-in capital...................................................    3,159,960,353
Accumulated net realized gain on investment transactions.....................          159,856
                                                                                --------------
NET ASSETS-applicable to 3,511,067,059 shares of capital stock outstanding...   $3,511,226,915
                                                                                ==============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE...............   $         1.00
                                                                                ==============



See accompanying Notes to Financial Statements.
14

Statement of Operations For the Six Months Ended June 30, 1997 (Unaudited) Daily Cash Accumulation Fund, Inc.


INVESTMENT INCOME:
Interest...........................................................................    $ 97,897,308
                                                                                       ------------
EXPENSES:
Management fees-Note 3.............................................................       6,569,757
Service plan fees-Note 3...........................................................       3,477,939
Transfer and shareholder servicing agent fees-Note 3...............................       2,157,975
Shareholder reports................................................................         367,033
Legal and auditing fees............................................................          25,806
Custodian fees and expenses........................................................         139,130
Registration and filing fees.......................................................          19,356
Directors' fees and expenses.......................................................          10,831
Other..............................................................................           8,039
                                                                                       ------------
Total expenses.....................................................................      12,775,866
Less assumption of expenses by Centennial Asset Management Corporation-Note 3......        (956,999)
                                                                                       ------------
Net expenses.......................................................................      11,818,867
                                                                                       ------------
NET INVESTMENT INCOME..............................................................      86,078,441
NET REALIZED GAIN ON INVESTMENTS...................................................          22,893
                                                                                       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................    $ 86,101,334
                                                                                       ============


See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
Daily Cash Accumulation Fund, Inc.


                                                                        Six Months Ended
                                                                          June 30, 1997          Year Ended
                                                                           (Unaudited)        December 31, 1996
                                                                         ---------------      -----------------
OPERATIONS:
Net investment income.................................................    $   86,078,441       $  173,243,313
Net realized gain.....................................................            22,893                2,534
                                                                          --------------       --------------
Net increase in net assets resulting from operations..................        86,101,334          173,245,847

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS...........................       (86,078,441)        (173,245,601)

CAPITAL STOCK TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital stock
 transactions-Note 2..................................................       (90,285,048)          77,763,723
                                                                          --------------       --------------
NET ASSETS:
Total increase (decrease).............................................       (90,262,155)          77,763,969
Beginning of period...................................................     3,601,489,070        3,523,725,101
                                                                          --------------       --------------
End of period.........................................................    $3,511,226,915       $3,601,489,070
                                                                          ==============       ==============



See accompanying Notes to Financial Statements.

Financial Highlights
Daily Cash Accumulation Fund, Inc.


                                                                                  Year Ended December 31,
                                                                   ------------------------------------------------------
                                                   Six Months
                                                 Ended June 30,
                                                1997 (Unaudited)     1996       1995       1994       1993       1992
                                                ------------------ ---------- ---------- ---------- ---------- ----------
PER SHARE OPERATING DATA:
Net asset value, beginning
 of period.....................................   $    1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Income from investment
 operations-net investment
 income and net realized gain..................         .02            .05        .05        .04        .03        .03
Dividends and distributions to
 shareholders..................................        (.02)          (.05)      (.05)      (.04)      (.03)      (.03)
                                                  ---------         ------     ------     ------     ------     ------
Net asset value, end of period.................   $    1.00         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  =========         ======     ======     ======     ======     ======
TOTAL RETURN, AT
 NET ASSET VALUE(1)............................        2.44%          4.93%      5.47%      3.77%      2.69%      3.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)........   $   3,511         $3,602     $3,524     $2,958     $3,589     $4,061
Average net assets (in millions)...............   $   3,546         $3,591     $3,379     $3,378     $3,940     $4,760
Ratios to average net assets:
Net investment income..........................        4.90%(2)       4.82%      5.32%      3.64%      2.67%      3.50%
Expenses, before voluntary
 assumption by the Manager.....................        0.73%(2)       0.68%      0.71%      0.74%      0.74%      0.70%
Expenses, net of voluntary
 assumption by the Manager.....................        0.67%(2)       0.67%      N/A        0.73%      N/A        N/A

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2. Annualized.

See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)
Daily Cash Accumulation Fund, Inc.

1. Significant Accounting Policies

Daily Cash Accumulation Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Fund seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Fund's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes-The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Daily Cash Accumulation Fund, Inc.

2. Capital Stock

The Fund has authorized 15 billion shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:



                                   Six Months Ended June 30, 1997             Year Ended December 31, 1996
                              ----------------------------------------- -----------------------------------------
                                    Shares               Amount               Shares               Amount
                              -------------------- -------------------- -------------------- --------------------
Sold.........................     3,494,880,002     $   3,494,880,002       7,263,772,507     $   7,263,772,507
Dividends and distributions
  reinvested.................        79,091,318            79,091,318         170,695,960           170,695,960
Redeemed.....................    (3,664,256,368)       (3,664,256,368)     (7,356,704,744)       (7,356,704,744)
                               ----------------     -----------------    ----------------     -----------------
Net increase (decrease)......       (90,285,048)    $     (90,285,048)         77,763,723     $      77,763,723
                               ================     =================    ================     =================

3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of net assets; 0.425% of the next $500 million; 0.40% of the next $500 million; 0.375% of the next $500 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; 0.275% of the next $500 million; and 0.25% of net assets in excess of $4 billion.

Independent of the investment advisory agreement with the Fund, effective December 1, 1994, the Manager has voluntarily agreed to assume the Fund's expenses to the level needed to enable the Fund's seven-day yield (computed in accordance with procedures specified pursuant to regulations adopted under the Investment Company Act of 1940) to at least equal the seven-day yield of Centennial Money Market Trust, a related Fund for which the Manager also serves as investment adviser.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Fund may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Fund shares.

4. Subsequent Event

On June 24, 1997, the Board of Directors approved the reorganization of Daily Cash Accumulation Fund with and into Centennial Money Market Trust. Shareholders of Daily Cash Accumulation Fund will be asked to approve a reorganization whereby shareholders of Daily Cash Accumulation Fund would receive shares of Centennial Money Market Trust and Daily Cash Accumulation Fund would be liquidated. If shareholder approval is received, it is expected that the reorganization will occur on or about November 21, 1997.